PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Mar. 31, 2026
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS

6.	PREPAID EXPENSES AND OTHER CURRENT ASSETS

As of March 31, 2026 and 2025, prepaid expenses and other current assets were comprised of the following:

	As of March 31,
	2026	2025
Prepaid insurance expenses (i)	$385,832	$376,678
Deposit	30,183	73,350
Other prepaid expenses	42,000	52,500
	$458,015	$502,528

(i)	The prepaid insurance expenses represented prepaid directors and officers’ insurance.